INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS
Schedule of investments in equity securities

		Gross
(In thousands)		unrealized	Aggregate fair
As of December 31, 2024	Cost	losses	value
BioInvent International AB - ordinary shares	$2,723	$(166)	$2,557
BioInvent International AB - warrants	656	(590)	66
Total	3,379	(756)	$2,623

Schedule of components of long-term investments

			Gross
		Gross	unrealized
As of December 31, 2025 and 2024		unrealized	losses (including	Carrying
(In thousands)	Cost	gains	impairment)	amount
Investments in equity securities using measurement alternative
Alesta Therapeutics B.V. - series A preferred shares	$331	$—	$—	$331
Alesta Therapeutics B.V. - ordinary shares	2,250	—	(865)	1,385
Total	$2,581	$—	$(865)	$1,716